UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2011

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ruth A. Benben
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Ruth A. Benben  Milwaukee, Wisconsin  January 10, 2012

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$263,091

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TRUST S&P 500 S&P 500                   464287200      788  6257.00 SH       SOLE                  6257.00
iSHARES TR DJ US ENERGY                         464287796      209  5251.00 SH       SOLE                  5251.00
A T & T INC NEW                com              00206R102      204  6741.00 SH       SOLE                  6741.00
ABBOTT LABORATORIES            com              002824100      302  5376.00 SH       SOLE                  5376.00
ADOBE SYSTEMS INC              com              00724f101     4797 169670.00SH       SOLE                169670.00
AMETEK INC NEW                 com              031100100     8023 190561.33SH       SOLE                190561.33
ANSYS INC                      com              03662q105     8187 142931.00SH       SOLE                142931.00
APOLLO GROUP INC CL A          com              037604105     6555 121690.00SH       SOLE                121690.00
AUTO DATA PROCESSING           com              053015103     8367 154915.80SH       SOLE                154915.80
BALCHEM CORP                   com              057665200     5010 123591.00SH       SOLE                123591.00
BB&T CORPORATION               com              054937107     6818 270891.00SH       SOLE                270891.00
BERKSHIRE HATHAWAY B NEW CLASS com              846702074      290  3800.00 SH       SOLE                  3800.00
C H ROBINSON WORLDWD NEW       com              12541w209     7361 105481.98SH       SOLE                105481.98
CERNER CORP                    com              156782104     4259 69530.00 SH       SOLE                 69530.00
CHURCH & DWIGHT CO INC         com              171340102     5807 126900.00SH       SOLE                126900.00
CISCO SYSTEMS INC              com              17275r102      367 20310.00 SH       SOLE                 20310.00
COCA COLA COMPANY              com              191216100      211  3011.00 SH       SOLE                  3011.00
COVANCE INC                    com              222816100     6014 131541.00SH       SOLE                131541.00
DANAHER CORP DEL               com              235851102     8876 188686.05SH       SOLE                188686.05
ECOLAB INC                     com              278865100     9469 163791.70SH       SOLE                163791.70
ENTERPRISE PRD PRTNRS LP       com              293792107      441  9510.60 SH       SOLE                  9510.60
EXPEDITORS INTL WASH           com              302130109     6127 149594.00SH       SOLE                149594.00
EXXON MOBIL CORPORATION        com              30231g102     1008 11891.00 SH       SOLE                 11891.00
FASTENAL CO                    com              311900104     8696 199405.00SH       SOLE                199405.00
FISERV INC                     com              337738108     9461 161072.00SH       SOLE                161072.00
GENERAL ELECTRIC COMPANY       com              369604103      385 21489.00 SH       SOLE                 21489.00
GOOGLE INC CLASS A             com              38259p508     7414 11479.00 SH       SOLE                 11479.00
ILLINOIS TOOL WORKS INC        com              452308109     7326 156849.15SH       SOLE                156849.15
INTEL CORP                     com              458140100      223  9184.00 SH       SOLE                  9184.00
JACOBS ENGINEERING GROUP       com              469814107     4862 119815.00SH       SOLE                119815.00
JOHNSON & JOHNSON              com              478160104     1383 21084.00 SH       SOLE                 21084.00
KINDER MORGAN ENERGY LP UNIT L com              494550106      395  4650.00 SH       SOLE                  4650.00
MC DONALDS CORP                com              580135101      221  2200.00 SH       SOLE                  2200.00
MICROSOFT CORP                 com              594918104     7253 279391.26SH       SOLE                279391.26
NBT BANCORP                    com              628778102      414 18711.00 SH       SOLE                 18711.00
ORACLE CORPORATION             com              68389x105     6482 252709.49SH       SOLE                252709.49
PEPSICO INCORPORATED           com              713448108     6406 96542.82 SH       SOLE                 96542.82
PFIZER INCORPORATED            com              717081103      400 18501.00 SH       SOLE                 18501.00
PRIVATEBANCORP INC             com              742962103     4297 391346.66SH       SOLE                391346.66
PROCTER & GAMBLE               com              742718109     8217 123176.44SH       SOLE                123176.44
QUALCOMM INC                   com              747525103     8347 152599.40SH       SOLE                152599.40
RESMED INC                     com              761152107     6193 243824.00SH       SOLE                243824.00
ROVI CORPORATION               com              779376102     3322 135140.00SH       SOLE                135140.00
SCHLUMBERGER LTD F             com              806857108     6679 97778.86 SH       SOLE                 97778.86
STARBUCKS CORP                 com              855244109     7936 172490.00SH       SOLE                172490.00
STERICYCLE INC                 com              858912108     7767 99677.00 SH       SOLE                 99677.00
STRATASYS INC                  com              862685104     6395 210284.00SH       SOLE                210284.00
STRYKER CORP                   com              863667101     5478 110196.08SH       SOLE                110196.08
SYSCO CORPORATION              com              871829107      244  8335.00 SH       SOLE                  8335.00
T J X COS INC                  com              872540109     8427 130550.00SH       SOLE                130550.00
TARGET CORPORATION             com              87612e106     7225 141062.56SH       SOLE                141062.56
U S BANCORP DEL NEW            com              902973304     7773 287357.99SH       SOLE                287357.99
WALGREEN COMPANY               com              931422109     6546 198009.47SH       SOLE                198009.47
WATERS CORP                    com              941848103     7433 100379.00SH       SOLE                100379.00